ACQUISITIONS - X-Elio (Details) - X-Elio € in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2019 EUR (€) MW	Dec. 31, 2019 USD ($) MW
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest	50.00%
Solar power capacity	972	972
Amount of megawatts for assets under construction	1,000	1,000
Amount of megawatts for development pipeline	5,000	5,000
Economic interest in joint venture	12.50%
Investments in joint ventures	€ 124	$ 138